Derivative instruments and hedging activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Derivatives, Fair Value [Line Items]
Notional amount of derivative liability	$ 44,200
Fair value	699	$ (1,833)
Notional amount	65,001	135,484
Other current assets [Member] | Not designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	67	56
Notional amount of derivative liability	43,389	36,882
Other current assets [Member] | Designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	634	793
Notional amount of derivative liability	20,765	10,417
Accrued expenses and other current liabilities [Member] | Not designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(2)	(1,098)
Notional amount of derivative liability	847	37,999
Accrued expenses and other current liabilities [Member] | Designated as hedging instruments [Member] | Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability		(1,584)
Notional amount of derivative liability		$ 50,186